Earnings (loss) per share (Details) - Class A Ordinary Shares	Mar. 31, 2021 shares
Earnings (loss) per share (Details) [Line Items]
Ordinary shares exercisable from warrants issued pursuant	7,000,000
Warrant [Member]
Earnings (loss) per share (Details) [Line Items]
Ordinary shares exercisable from warrants issued pursuant	13,600,000